Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
As of June 30, 2016, contractual maturities of debt for the years ending December 31 are as follows:

	Total	2016	2017	2018	2019	2020	Thereafter
	(In millions)
5.375% Notes	$700	$—	$—	$—	$—	$—	$700
1.125% Convertible Notes	550	—	—	—	—	550	—
1.625% Convertible Notes (1)	302	—	—	—	—	—	302
	$1,552	$—	$—	$—	$—	$550	$1,002

(1)
The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.

As of December 31, 2015, contractual maturities of debt for the years ending December 31 are as follows (in millions):

	Total	2016	2017	2018	2019	2020	Thereafter
5.375% Notes	$700	$—	$—	$—	$—	$—	$700
1.125% Convertible Notes	550	—	—	—	—	550	—
1.625% Convertible Notes (1)	302	—	—	—	—	—	302
Other	1	1	—	—	—	—	—
	$1,553	$1	$—	$—	$—	$550	$1,002

(1)
The 1.625% Notes have a contractual maturity date in 2044; however, on specified dates beginning in 2018 as described below, holders of the 1.625% Notes may require us to repurchase some or all of the 1.625% Notes, or we may redeem any or all of the 1.625% Notes.

Long term debt
Substantially all of our debt is held at the parent, which is reported in the Other segment. The principal amounts, unamortized discount (net of premium related to the 1.625% Notes), unamortized issuance costs, and net carrying amounts of debt were as follows:

	Principal Balance	Unamortized Discount	Unamortized Issuance Costs	Net Carrying Amount
	(In millions)
June 30, 2016:
5.375% Notes	$700	$—	$10	$690
1.125% Convertible Notes	550	84	6	460
1.625% Convertible Notes	302	20	4	278
	$1,552	$104	$20	$1,428
December 31, 2015:
5.375% Notes	$700	$—	$11	$689
1.125% Convertible Notes	550	95	7	448
1.625% Convertible Notes	302	25	4	273
Other	1	—	—	1
	$1,553	$120	$22	$1,411

The principal amounts, unamortized discount (net of premium related to 1.625% Notes), unamortized issuance costs, and net carrying amounts of debt were as follows:

	Principal Balance	Unamortized Discount	Unamortized Issuance Costs	Net Carrying Amount
	(In millions)
December 31, 2015:
5.375% Notes	$700	$—	$11	$689
1.125% Convertible Notes	550	95	7	448
1.625% Convertible Notes	302	25	4	273
Other	1	—	—	1
	$1,553	$120	$22	$1,411
December 31, 2014:
1.125% Convertible Notes	$550	$115	$9	$426
1.625% Convertible Notes	302	33	5	264
	$852	$148	$14	$690

Debt instruments interest cost recognized
Interest cost recognized relating to our convertible senior notes for the periods presented was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions)
Contractual interest coupon rate	$3	$3	$6	$6
Amortization of the discount	8	7	15	14
	$11	$10	$21	$20

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Interest cost recognized for the period relating to:
Contractual interest coupon rate	$17	$13	$13
Amortization of the discount	29	26	22
	$46	$39	$35